SCUDDER
                                                                     INVESTMENTS




Scudder Pathway Series:

Pathway Conservative Portfolio

Pathway Moderate Portfolio

Pathway Growth Portfolio


Classes A, B and C

Supplement to the Prospectus Dated January 1, 2004

--------------------------------------------------------------------------------

The Board of Trustees of Scudder Pathway Series has approved changes to the investment policies of each Portfolio which are designed to implement a more dynamic asset allocation model and expand the range of underlying funds available for investment.

In employing this new strategy, the portfolio managers will actively review the actual allocation on a continuous basis, and they may adjust it to take advantage of current or expected market conditions or to manage risk.

The Pathway Growth Portfolio's target equity allocation will be reduced from 85% to 75% and, as a result, its target fixed income allocation will be increased from 15% to 25%. This change will shift the portfolio's investment time horizon of ten years or more to approximately ten to 12 years or longer.

In order to reduce the manager and fund risk and increase diversification in the Portfolios, each Portfolio will limit its investments in underlying funds so that no more than 40% of the overall allocation to equity will be invested in any one equity fund.

In addition, the ranges within which the managers have the flexibility to adjust the asset allocation for each Portfolio have been changed as follows:

--------------------------------------------------------------------------------
                                     Allocation to            Allocation to
                                     Equity Funds          Fixed Income Funds
--------------------------------------------------------------------------------
Pathway Conservative Portfolio         25%-55%                   45%-75%
--------------------------------------------------------------------------------
Pathway Moderate Portfolio             45%-75%                   25%-55%
--------------------------------------------------------------------------------
Pathway Growth Portfolio               60%-90%                   10%-40%
--------------------------------------------------------------------------------

The Portfolios are also expanding the asset classes and types of funds available by adding new underlying funds as investment options for the Portfolios.

The following replaces similar information shown for each Portfolio under "The Main Risks of Investing in the Portfolio":

Foreign Investment Risk. To the extent that the portfolio holds the securities of companies based outside the US, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the portfolio's investments or prevent the portfolio from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than the US markets. These risks tend to be greater in emerging markets, so to the extent the portfolio invests in emerging markets, it takes on greater risks. Finally, the currency of the country in which the portfolio has invested could decline relative to the value of the US dollar, which would decrease the value of the investment to US investors.

Pathway Conservative Portfolio

The following replaces the fee and expense information shown for the Portfolio under "How Much Investors Pay":

his table describes the fees and expenses that you may pay if you buy and hold Class A, Class B or Class C shares of the portfolio. The portfolio's shareholders directly bear the fees and expenses of the portfolio, subject to the Advisor's contractual obligation to waive fees or reimburse expenses to maintain the portfolio's operating expenses at a specified level (see "Net Annual Operating Expenses" in the table below). The portfolio will indirectly bear the portfolio's proportionate share of fees and expenses incurred by the underlying Scudder funds in which the portfolio is invested (see "Estimated Indirect Expenses of Underlying Scudder Funds" in the table below).

--------------------------------------------------------------------------------
Fee Table                                      Class A     Class B      Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on          5.75%        None        None
Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as %      None^1      4.00%        1.00%
of redemption proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                   0.00%       0.00%        0.00%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                 0.23        0.99         0.99
--------------------------------------------------------------------------------
Other Expenses^2                                 0.68        0.57         0.52
--------------------------------------------------------------------------------
Total Annual Operating Expenses                  0.91        1.56         1.51
--------------------------------------------------------------------------------
Expense Waivers/Reimbursements^3                 0.36        0.26         0.21
--------------------------------------------------------------------------------
Net Annual Operating Expenses^3                  0.55        1.30         1.30
-------------------------------------------------------------------------------
Estimated Indirect Expenses of Underlying        0.61        0.61         0.61
Scudder Funds^4,^5
--------------------------------------------------------------------------------
Estimated Net Annual Fund and Underlying         1.16        1.91         1.91
Scudder Funds Operating Expenses^6
--------------------------------------------------------------------------------

^1 The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

^2 Restated and estimated to reflect termination of administrative agreement and implementation of a new expense structure.

^3 By contract, total annual operating expenses are maintained at 0.55%, 1.30% and 1.30% for Class A, Class B and Class C shares, respectively, through December 31, 2004.

^4 Underlying funds' expense ratios reduced for contractual expense limitations and/or reimbursements where applicable, based on most recent prospectuses.

^5 In addition to the Total Annual Operating Expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the underlying funds in which the Portfolio invests. The Portfolio's estimated indirect expense from investing in the underlying funds, based on its expected allocations and underlying funds, is as shown in the table.

^6 The Estimated Net Annual Fund and Underlying Scudder Funds Operating Expenses shown in the table are the sum of the Portfolio's Net Annual Operating Expenses and Estimated Indirect Expenses of Underlying Scudder Funds.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare an approximate estimate of the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $686           $994         $1,324        $2,254
--------------------------------------------------------------------------------
Class B shares               594            954          1,341         2,167
--------------------------------------------------------------------------------
Class C shares               294            644          1,120         2,435
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $686           $994         $1,324        $2,254
--------------------------------------------------------------------------------
Class B shares               194            654          1,141         2,167
--------------------------------------------------------------------------------
Class C shares               194            644          1,120         2,435
--------------------------------------------------------------------------------

Pathway Moderate Portfolio

The following replaces the fee and expense information shown for the Portfolio under "How Much Investors Pay":

This table describes the fees and expenses that you may pay if you buy and hold Class A, Class B or Class C shares of the portfolio. The portfolio's shareholders directly bear the fees and expenses of the portfolio, subject to the Advisor's contractual obligation to waive fees or reimburse expenses to maintain the portfolio's operating expenses at a specified level (see "Net Annual Operating Expenses" in the table below). The portfolio will indirectly bear the portfolio's proportionate share of fees and expenses incurred by the underlying Scudder funds in which the portfolio is invested (see "Estimated Indirect Expenses of Underlying Scudder Funds" in the table below).

--------------------------------------------------------------------------------
Fee Table                                      Class A     Class B      Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on          5.75%        None        None
Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as %      None^1      4.00%        1.00%
of redemption proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                   0.00%       0.00%        0.00%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                 0.23        1.00         0.99
--------------------------------------------------------------------------------
Other Expenses^2                                 0.68        0.61         0.42
--------------------------------------------------------------------------------
Total Annual Operating Expenses                  0.91        1.61         1.41
--------------------------------------------------------------------------------
Expense Waivers/Reimbursements^3                 0.36        0.31         0.11
--------------------------------------------------------------------------------
Net Annual Operating Expenses^3                  0.55        1.30         1.30
--------------------------------------------------------------------------------
Estimated Indirect Expenses of Underlying        0.59        0.59         0.59
Scudder Funds^4,^5
--------------------------------------------------------------------------------
Estimated Net Annual Fund and Underlying         1.14        1.89         1.89
Scudder Funds Operating Expenses^6
--------------------------------------------------------------------------------

^1 The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

^2 Restated and estimated to reflect termination of administrative agreement and implementation of a new expense structure.

^3 By contract, total annual operating expenses are maintained at 0.55%, 1.30% and 1.30% for Class A, Class B and Class C shares, respectively, through December 31, 2004.

^4 Underlying funds' expense ratios reduced for contractual expense limitations and/or reimbursements where applicable, based on most recent prospectuses.

^5 In addition to the Total Annual Operating Expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the underlying funds in which the Portfolio invests. The Portfolio's estimated indirect expense from investing in the underlying funds, based on its expected allocations and underlying funds, is as shown in the table.

^6 The Estimated Net Annual Fund and Underlying Scudder Funds Operating Expenses shown in the table are the sum of the Portfolio's Net Annual Operating Expenses and Estimated Indirect Expenses of Underlying Scudder Funds.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare an approximate estimate of the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $685           $989         $1,314        $2,234
--------------------------------------------------------------------------------
Class B shares               592            958          1,351         2,170
--------------------------------------------------------------------------------
Class C shares               292            617          1,068         2,318
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $685           $989         $1,314        $2,234
--------------------------------------------------------------------------------
Class B shares               192            658          1,151         2,170
--------------------------------------------------------------------------------
Class C shares               192            617          1,068         2,318
--------------------------------------------------------------------------------

Pathway Growth Portfolio

The following replaces the fee and expense information shown for the Portfolio under "How Much Investors Pay":

This table describes the fees and expenses that you may pay if you buy and hold Class A, Class B or Class C shares of the portfolio. The portfolio's shareholders directly bear the fees and expenses of the portfolio, subject to the Advisor's contractual obligation to waive fees or reimburse expenses to maintain the portfolio's operating expenses at a specified level (see "Net Annual Operating Expenses" in the table below). The portfolio will indirectly bear the portfolio's proportionate share of fees and expenses incurred by the underlying Scudder funds in which the portfolio is invested (see "Estimated Indirect Expenses of Underlying Scudder Funds" in the table below).

--------------------------------------------------------------------------------
Fee Table                                      Class A     Class B      Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on          5.75%        None        None
Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as %      None^1      4.00%        1.00%
of redemption proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                  0.00%       0.00%        0.00%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                 0.22        0.97         0.99
--------------------------------------------------------------------------------
Other Expenses^2                                 0.58        0.54         0.50
--------------------------------------------------------------------------------
Total Annual Operating Expenses                  0.80        1.51         1.49
--------------------------------------------------------------------------------
Expense Waivers/Reimbursements^3                 0.25        0.21         0.19
--------------------------------------------------------------------------------
Net Annual Operating Expenses^3                  0.55        1.30         1.30
--------------------------------------------------------------------------------
Estimated Indirect Expenses of Underlying        0.63        0.63         0.63
Scudder Funds^4,^5
--------------------------------------------------------------------------------
Estimated Net Annual Fund and Underlying         1.18        1.93         1.93
Scudder Funds Operating Expenses^6
--------------------------------------------------------------------------------

^1 The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions" may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

^2 Restated and estimated to reflect termination of administrative agreement and implementation of a new expense structure.

^3 By contract, total annual operating expenses are maintained at 0.55%, 1.30% and 1.30% for Class A, Class B and Class C shares, respectively, through December 31, 2004.

^4 Underlying funds' expense ratios reduced for contractual expense limitations and/or reimbursements where applicable, based on most recent prospectuses.

^5 In addition to the Total Annual Operating Expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the underlying funds in which the Portfolio invests. The Portfolio's estimated indirect expense from investing in the underlying funds, based on its expected allocations and underlying funds, is as shown in the table.

^6 The Estimated Net Annual Fund and Underlying Scudder Funds Operating Expenses shown in the table are the sum of the Portfolio's Net Annual Operating Expenses and Estimated Indirect Expenses of Underlying Scudder Funds.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare an approximate estimate of the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $688           $978         $1,289        $2,169
--------------------------------------------------------------------------------
Class B shares               596            950          1,330         2,109
--------------------------------------------------------------------------------
Class C shares               296            646          1,122         2,437
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $688           $978         $1,289        $2,169
--------------------------------------------------------------------------------
Class B shares               196            650          1,130         2,109
--------------------------------------------------------------------------------
Class C shares               196            646          1,122         2,437
--------------------------------------------------------------------------------

In conjunction with the foregoing investment process and policy changes for the Portfolios, the Portfolios are changing one of the benchmark indices and adding some indices. The benchmark for the equity portion of the Portfolios will change from the Standard & Poor's (S&P) 500 Index to the Russell 1000 Index. In addition, the Russell 2000 Index has been added as an index for the Pathway Conservative Portfolio. These benchmarks are intended to provide benchmarks that more closely correspond to the Portfolios' more diversified equity investment portfolio. The Lehman Brothers Intermediate US Aggregate Bond Index has been added as an index for the bond portion of the Pathway Conservative Portfolio. The addition of this index is intended to better match the duration of the bond index to the time horizon of the Pathway Conservative Portfolio. Additionally, the CS First Boston High Yield Index has been added as an index for each Portfolio and the Treasury Bill 3-month has been added as an index for the Pathway Growth Portfolio. The addition of these indices is intended to provide benchmarks that more closely correspond to the Portfolios' more diversified investment portfolios.

The following supplements or replaces the relevant index information shown for each Portfolio under "Average Annual Total Returns":

--------------------------------------------------------------------------------
                                       1 Year      5 Years      Since Inception*
--------------------------------------------------------------------------------
Russell 1000 Index^1 (reflects no     -21.65        -0.58            4.00
deductions for fees, expenses
or taxes)
--------------------------------------------------------------------------------
CSFB High Yield Index^2 (reflects       3.10         1.44            3.51
no deductions for fees, expenses
or taxes)
--------------------------------------------------------------------------------
Russell 2000 Index^3 (reflects no     -20.48        -1.36            2.65
deductions for fees, expenses or
taxes)
--------------------------------------------------------------------------------

* Index comparisons begin 11/30/96. Index comparisons shown are as of 12/31/2002.

^1 The Russell 1000 Index is an unmanaged price-only index of the 1,000 largest capitalization companies that are domiciled in the United States and whose common stocks are traded there.

^2 The CS First Boston High Yield Index is an unmanaged trader-priced portfolio constructed to mirror the global high-yield debt market.

^3 The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 small US stocks.

The following supplements the relevant index information shown for Pathway Conservative Portfolio under "Average Annual Total Returns":

--------------------------------------------------------------------------------
                                       1 Year      5 Years      Since Inception*
--------------------------------------------------------------------------------
Lehman Brothers Intermediate US         9.49         7.47            7.42
Aggregate Bond Index^1 (reflects no
deductions for fees, expenses
or taxes)
--------------------------------------------------------------------------------

* Index comparison begins 11/30/96. Index comparison shown is as of 12/31/2002.

^1 The Lehman Brothers Intermediate US Aggregate Bond Index covers the US investment-grade fixed rate bond market, including government and credit securities, agency mortgage securities, asset backed securities and commercial mortgage based securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

The following supplements the relevant index information shown for Pathway Growth Portfolio under "Average Annual Total Returns":

--------------------------------------------------------------------------------
                                     1 Year        5 Years      Since Inception*
--------------------------------------------------------------------------------
Treasury Bill 3-month                 1.59          4.11              4.30
--------------------------------------------------------------------------------

* Index comparison begins 11/30/96. Index comparison shown is as of 12/31/2002.

Notes
--------------------------------------------------------------------------------

June 28, 2004